Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
In December 2021, we entered into a definitive agreement to acquire Enview, Inc. (“Enview”), a privately-held company engaged in the development of artificial intelligence algorithms to identify natural and man-made
features in geospatial data using various techniques, for total consideration of approximately 1.6 million shares of the Company’s Class A common stock, par value $0.0001 per share (“Common Stock”), and $35.5 million in cash. All shares of Common Stock issued in the transaction are subject to a lock-up
period expiring 180 days following the closing of the transaction. The acquisition closed on January 5, 2022. The Company is still in the process of preparing the initial accounting for the transaction and expects to establish a preliminary purchase price allocation with respect to this transaction by the end of the first quarter of fiscal year 2022.
On January 14, 2022, the Public Warrants ceased trading on the Nasdaq Global Market. As of the Redemption Date of January 14, 2022, 9.1 million shares of Common Stock have been issued upon the exercise of Public Warrants and Private Warrants by the holders thereof at an exercise price of $11.50 per share, resulting in aggregate proceeds to Matterport of $104.5 million, including 7.1 million shares issued upon the exercise of Public Warrants and Private Warrants by the holders with a total proceeds of $76.6 million received during the year ended December 31, 2021. The remaining 0.6 million unexercised and outstanding Public Warrants as of 5:00 p.m. January 14, 2022 New York City time were redeemed at a price of $0.01 per Public Warrant and, as a result, no Public Warrants remained outstanding thereafter. Warrants to purchase Common Stock that were issued under the Warrant Agreement in a private placement simultaneously with the Company’s initial public offering and that are still held by the initial holders thereof or their permitted transferees were not subject to this redemption and remain outstanding. A total of 2.8 million private warrants were exercised as of the Redemption Date, resulting in 1.7 million private warrants unexercised and outstanding .
On January 18, 2022, all six
Earn-out
Triggering Events for issuing up to 23.5 million
Earn-out
Shares occurred. A total of 21.5 million
Earn-out
Shares were issued on February 1, 2022 after withholding some of these
Earn-out
Shares to cover tax withholding obligations. We will recognize the unamortized stock-based compensation related to the
Earn-out
Shares amounted to $28.0 million as of December 31, 2021 in the quarter ended March 31, 2022, as both Triggering event condition satisfied and the service condition was met. No further
Earn-out
Shares remained contingently issuable thereafter.